Share Capital - Schedule of Share Capital Transactions (Details) - EUR (€) € in Thousands							6 Months Ended
	Jun. 30, 2026	Jun. 08, 2026	May 31, 2026	May 26, 2026	May 05, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Shareholders’ equity
Equity at beginning of period							€ (84,483)	€ (65,704)
Issue of equity							70,955	0
Equity at end of period	€ (33,382)						(33,382)	(68,952)
Number of shares
Capital increase (in shares)				2,218,467
Share Capital
Shareholders’ equity
Equity at beginning of period							1,452	1,423
Issue of equity							72	24
Equity at end of period	€ 1,525						€ 1,525	€ 1,447
Number of shares
Number of shares outstanding at beginning of period (in shares)							48,410,068	47,426,851
Capital increase (in shares)	2,415,614						2,415,614	809,820
Number of shares outstanding at end of period (in shares)	50,825,682						50,825,682	48,236,671
Premiums related to share capital
Shareholders’ equity
Equity at beginning of period							€ 314,399	€ 312,743
Issue of equity							70,883
Equity at end of period	€ 396,867						€ 396,867	€ 312,743
OSA & BSPCE | Share Capital
Shareholders’ equity
Issue of equity			€ 2			€ 3
Number of shares
Capital increase (in shares)			70,693			107,562
Number of shares outstanding at end of period (in shares)				2,218,467
OSA & BSPCE | Premiums related to share capital
Shareholders’ equity
Issue of equity			€ 761			€ 1,539
OSA | Share Capital
Shareholders’ equity
Issue of equity	€ 1				€ 0
Number of shares
Capital increase (in shares)	17,779				1,113		17,779
OSA | Premiums related to share capital
Shareholders’ equity
Issue of equity	€ 224				€ 6
Issuance of New Shares | Share Capital
Shareholders’ equity
Issue of equity				€ 67
Number of shares
Capital increase (in shares)				2,218,467
Issuance of New Shares | Premiums related to share capital
Shareholders’ equity
Issue of equity				€ 74,449
PFW | Share Capital
Shareholders’ equity
Issue of equity				€ 0
Number of shares
Capital increase (in shares)				0
PFW | Premiums related to share capital
Shareholders’ equity
Issue of equity				€ 11,585
Transaction Costs | Share Capital
Shareholders’ equity
Issue of equity				€ 0
Number of shares
Capital increase (in shares)				0
Transaction Costs | Premiums related to share capital
Shareholders’ equity
Issue of equity				€ (6,046)
AGA 2026 | Share Capital
Shareholders’ equity
Issue of equity		€ 0
Number of shares
Capital increase (in shares)		0
AGA 2026 | Premiums related to share capital
Shareholders’ equity
Issue of equity		€ (50)